Provisions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions

32.Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2023	78,585	1,517,618	1,596,203
Provisions recognized	124,582	72,557	197,139
Payments	-	(22,631)	(22,631)
Unwinding of discount	-	110,868	110,868
Transfers to current provisions	(46,026)	-	(46,026)
Remeasurements	-	272,955	272,955
Effect of changes in exchange rates	-	204,532	204,532
Transfers to asset held for sale	-	(204,056)	(204,056)
Inflation adjustment	(46,544)	(683,005)	(729,549)
Balance at 31 December 2023	110,597	1,268,838	1,379,435

32.Provisions (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2022	53,219	1,613,569	1,666,788
Provisions recognized	88,180	19,735	107,915
Payments	-	(11,732)	(11,732)
Unwinding of discount	-	133,295	133,295
Transfers to current provisions	(34,320)	-	(34,320)
Remeasurements	-	401,443	401,443
Effect of changes in exchange rates	-	42,431	42,431
Inflation adjustment	(28,494)	(681,123)	(709,617)
Balance at 31 December 2022	78,585	1,517,618	1,596,203

Provision for legal claims is recognized for the probable cash outflows related to legal disputes. Refer to Note 37.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Current provisions:

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2023	52,515	1,189,764	1,242,279
Provisions recognized	512,039	2,657,049	3,169,088
Payments	(23,591)	(1,482,378)	(1,505,969)
Transfers from non-current provisions	46,026	-	46,026
Transfers to asset held for sale	(10,015)	(175,440)	(185,455)
Effect of changes in exchange rates	91	38,274	38,365
Inflation adjustment	(127,135)	(701,656)	(828,791)
Balance at 31 December 2023	449,930	1,525,613	1,975,543

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2022	181,407	1,371,334	1,552,741
Provisions recognized / reversals	(173)	1,767,229	1,767,056
Payments	(101,687)	(1,357,306)	(1,458,993)
Transfers from non-current provisions	34,320	-	34,320
Remeasurements	-	-	-
Effect of changes in exchange rates	-	3,995	3,995
Inflation adjustment	(61,352)	(595,488)	(656,840)
Balance at 31 December 2022	52,515	1,189,764	1,242,279
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.